PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Large Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.1%
Communication Services : 13.7%
450,720
Alphabet, Inc. - Class A
$ 74,751,912
3.3
210,476  Meta Platforms, Inc.
- Class A
120,484,882
5.3
63,104
(1)
Netflix, Inc.
44,757,774
2.0
422,031
(1)
ROBLOX Corp. - Class
A
18,679,092
0.8
45,815
(1)
Spotify Technology SA
16,884,202
0.8
315,083
(1)
Trade Desk, Inc.
- Class A
34,548,851
1.5
310,106,713
13.7
Consumer Discretionary : 13.4%
918,159
(1)
Amazon.com, Inc.
171,080,566
7.6
5,608
Booking Holdings, Inc.
23,621,569
1.0
40,481
(1)
Burlington Stores, Inc.
10,665,934
0.5
109,259
Lowe's Cos., Inc.
29,592,800
1.3
139,279
(1)
Tesla, Inc.
36,439,565
1.6
27,612
Wingstop, Inc.
11,488,801
0.5
149,172
Yum! Brands, Inc.
20,840,820
0.9
303,730,055
13.4
Consumer Staples : 2.7%
43,465  Constellation Brands,
Inc. - Class A
11,200,496
0.5
345,831
McCormick & Co., Inc.
28,461,891
1.3
283,887  Mondelez International,
Inc. - Class A
20,913,955
0.9
60,576,342
2.7
Energy : 0.4%
115,555
(2)
Chesapeake Energy
Corp.
9,504,399
0.4
Financials : 1.6%
28,514  Goldman Sachs
Group, Inc.
14,117,566
0.6
177,352  Tradeweb Markets,
Inc. - Class A
21,933,122
1.0
36,050,688
1.6
Health Care : 9.8%
259,015
(1)
Boston Scientific Corp.
21,705,457
1.0
45,463
Elevance Health, Inc.
23,640,760
1.0
86,957
Eli Lilly & Co.
77,038,685
3.4
69,708
(1)
Intuitive Surgical, Inc.
34,245,449
1.5
96,587
(1)
Repligen Corp.
14,374,077
0.6
34,798  Thermo Fisher
Scientific, Inc.
21,524,999
1.0
60,939
(1)
Vertex
Pharmaceuticals, Inc.
28,341,510
1.3
220,870,937
9.8
Industrials : 4.8%
146,508  Booz Allen Hamilton
Holding Corp.
23,845,642
1.1
56,627
(1)
Builders FirstSource,
Inc.
10,977,710
0.5
119,367
Dover Corp.
22,887,429
1.0
250,376
Ingersoll Rand, Inc.
24,576,908
1.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
17,473
TransDigm Group, Inc.
$ 24,936,243
1.1
107,223,932
4.8
Information Technology : 51.3%
60,061  Accenture PLC - Class
A
21,230,362
0.9
1,018,674
Apple, Inc.
237,351,042
10.5
19,514
ASML Holding N.V.
16,260,041
0.7
491,287
Broadcom, Inc.
84,747,008
3.8
60,946
(1)
Cadence Design
Systems, Inc.
16,518,194
0.7
84,030
(1)
Crowdstrike Holdings,
Inc. - Class A
23,567,894
1.0
174,277
(1)
Datadog, Inc. - Class A
20,052,312
0.9
26,064
(1)
HubSpot, Inc.
13,855,622
0.6
121,769  Marvell Technology,
Inc.
8,781,980
0.4
234,211  Micron Technology,
Inc.
24,290,023
1.1
661,003
Microsoft Corp.
284,429,591
12.6
2,113,145
NVIDIA Corp.
256,620,329
11.4
77,088
(1)
Palo Alto Networks,
Inc.
26,348,678
1.2
38,823
(1)
ServiceNow, Inc.
34,722,903
1.5
242,441
Visa, Inc. - Class A
66,659,153
2.9
98,729
(1)
Workday, Inc. - Class A
24,130,355
1.1
1,159,565,487
51.3
Materials : 1.4%
82,693
Sherwin-Williams Co.
31,561,437
1.4
Total Common Stock
(Cost $1,590,635,108)
2,239,189,990
99.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.0%
Repurchase Agreements : 0.0%
828,250
(3)
Bank of Montreal,
Repurchase
Agreement dated
09/30/2024, 4.860%,
due 10/01/2024
(Repurchase
Amount $828,360,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market
Value plus accrued
interest $844,815, due
09/01/25-09/20/54)
828,250
0.0
Total Repurchase
Agreements
(Cost $828,250)
828,250
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Large Cap Growth Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits : 0.1%
220,000
(3)
Canadian Imperial
Bank of Commerce,
4.810
%,
10/01/2024 $ 220,000
0.1
220,000
(3)
Royal Bank of Canada,
4.830
%,
10/01/2024 220,000
0.0
220,000
(3)
Skandinaviska
Enskilda Banken AB,
4.810
%,
10/01/2024 220,000
0.0
220,000
(3)
Svenska
Handelsbanken AB,
4.810
%,
10/01/2024 220,000
0.0
Total Time Deposits
(Cost $880,000)
880,000
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.9%
21,858,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $21,858,000) $ 21,858,000 0.9
Total Short-Term
Investments
(Cost $23,566,250)
23,566,250
1.0
Total Investments in
Securities
(Cost $1,614,201,358) $ 2,262,756,240 100.1
Liabilities in Excess
of Other Assets (3,080,266) (0.1)
Net Assets $ 2,259,675,974 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Large Cap Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock* $ 2,239,189,990 $ — $ — $ 2,239,189,990
Short-Term Investments 21,858,000 1,708,250 — 23,566,250
Total Investments, at fair value $ 2,261,047,990 $ 1,708,250 $ — $ 2,262,756,240
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 659,298,839
Gross Unrealized Depreciation (10,743,957)
Net Unrealized Appreciation $ 648,554,882